Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of accrued liabilities and other payables
Bonus payables	$ 1,529,791	$ 982,178
VAT and other taxes payables	1,677,755	932,775
Other accrued liabilities	1,517,277	1,688,518
Total accrued liabilities and other payables	$ 4,724,823	$ 3,603,471